Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

8. Cash and Cash Equivalents

Cash and cash equivalents are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Payment:
Cash and demand deposits	141,289	53,439
Restricted cash related to transfers of credit card receivables	734	697
Subtotal	142,023	54,136
Financial service:
Cash and demand deposits	15,530	16,322
Deposits with the Bank of Japan (1)	212,258	292,622
Other	—	3
Subtotal	227,788	308,947
Total	369,811	363,083

(1)
The Company’s banking subsidiary, PayPay Bank Corporation, is required by the Act on the Reserve Deposit Requirement System to deposit with the Bank of Japan an amount exceeding a certain ratio of deposits (legal reserve), and it deposits an amount exceeding the legal reserve.